Other Income and Other Expense - Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 1,348,916	$ 2,159,407	$ 2,118,435
BOLI Insurance [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	511,854	568,000	562,732
Mortgage Loan Origination Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	451,476	362,611	342,765
Other Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 385,586	$ 1,228,796	$ 1,212,938